Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 94,009	$ 291,621
Cespira Joint Venture
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	117,317	88,741
Operating Segments | Light-Duty
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	0	207,893
Operating Segments | High-Pressure Controls
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	17,392	9,026
Operating Segments | Heavy-Duty OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	0	9,138
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 76,617	$ 65,564